Goodwill and intangible assets - Schedule in Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets — definite life
Net carrying amount	$ 3,633	$ 6,736
Asset Management
Intangible assets — definite life
Accumulated amortization	(7,911)	(4,808)	$ (3,061)
Accumulated impairment	(19,204)	(1,835)	0
Gross carrying amount	41,984	32,583	32,583
Net carrying amount	14,869	25,940	29,522
Asset Management | Investment management contracts
Intangible assets — definite life
Gross carrying amount	11,544	13,379	13,379
Accumulated amortization	(7,911)	(4,808)	(3,061)
Accumulated impairment		(1,835)
Net carrying amount	3,633	6,736	10,318
Insurance Solutions
Intangible assets — indefinite life
Intangible assets — indefinite life	2,444	2,444	2,444
Intangible assets — definite life
Net carrying amount	2,444	2,444	2,444
Investment management contracts | Asset Management
Intangible assets — indefinite life
Intangible assets — indefinite life	0	19,204	19,204
Intangible assets — definite life
Accumulated impairment	(19,204)
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	19,204
Licensing Agreements | Insurance Solutions
Intangible assets — indefinite life
Intangible assets — indefinite life	2,444	$ 2,444	$ 2,444
Profit Sharing Interest | Asset Management
Intangible assets — indefinite life
Intangible assets — indefinite life	$ 11,236